FAIR VALUE OF ASSETS AND LIABILITIES - Reconciliation for all liabilities measured at fair value (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024
Liabilities
Liabilities, beginning balance	$ 327,631,107
Liabilities, ending balance	338,756,746	[1]	$ 327,631,107
Recurring Fair Value | Level 3
Liabilities
Liabilities, beginning balance	183,537		183,728
Included in earnings	218,850		48,077
Purchases	1,356,018		115,640
Purchases	(91,703)		(101,498)
Settlement	(197,750)		(11,625)
Transfers in to level 3	63,261		30,626
Transfers out of level 3	0		(81,411)
Reclassification to assets held for sale	165,597
Liabilities, ending balance	1,532,186		183,537
Recurring Fair Value | Level 3 | Derivative financial instruments
Liabilities
Liabilities, beginning balance	183,537		183,728
Included in earnings	218,850		48,077
Purchases	1,356,018		115,640
Purchases	(91,703)		(101,498)
Settlement	(197,750)		(11,625)
Transfers in to level 3	63,261		30,626
Transfers out of level 3	0		(81,411)
Reclassification to assets held for sale	27
Liabilities, ending balance	1,532,186		183,537
Recurring Fair Value | Level 3 | Derivative financial instruments | Foreign exchange contracts
Liabilities
Liabilities, beginning balance	154,613		170,798
Included in earnings	214,520		48,127
Purchases	1,322,057		114,156
Purchases	(86,562)		(95,051)
Settlement	(197,124)		(11,487)
Transfers in to level 3	42,898		3,194
Transfers out of level 3	0		(75,124)
Reclassification to assets held for sale	27
Liabilities, ending balance	1,450,375		154,613
Recurring Fair Value | Level 3 | Derivative financial instruments | Interest rate contracts
Liabilities
Liabilities, beginning balance	27,646		11,078
Included in earnings	4,330		(50)
Purchases	26,345		206
Purchases	(3,863)		(4,595)
Settlement	(626)		(138)
Transfers in to level 3	20,363		27,432
Transfers out of level 3	0		(6,287)
Liabilities, ending balance	74,195		27,646
Recurring Fair Value | Level 3 | Derivative financial instruments | Equity contracts
Liabilities
Liabilities, beginning balance	1,278		1,852
Purchases	7,616		1,278
Purchases	(1,278)		(1,852)
Liabilities, ending balance	$ 7,616		$ 1,278

[1]	The accumulated value as of December 31, 2025, includes the effects of the classification of Banistmo S.A. as an asset held for sale since December 18, 2025. For more information, see Note 1. Reporting Entity, Note 2.D12. Significant Accounting Policies - Assets Held for Sale and Discontinued Operations, and Note 31. Discontinued Operation.